UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maureen Marsella
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Maureen Marsella, Springfield, MA, August 14, 2006

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: $517,218


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Accenture LTD                        COM   G1150G111  22772     804100   SH         SOLE       711100        93000
Acco Brands Corp                     COM   00081T108   1095      50000   SH         SOLE        50000            0
American Intl Group Inc              COM   026874107    650      11000   SH         SOLE        11000            0
Apollo Group Inc Cl A                COM   037604105  13485     260983   SH         SOLE       226083        34900
Avalonbay Cmntys Inc                 COM   053484101   1283      11600   SH         SOLE        11600            0
BearingPoint Inc                     COM   074002106   9686    1157250   SH         SOLE      1030800       126450
Berkshire Hathaway Inc Del Cl B      COM   084670207  51311      16862   SH         SOLE        14802         2060
Boston Properties Inc                COM   101121101   1121      12400   SH         SOLE        12400            0
Cendant Corp                         COM   151313103  44914    2757160   SH         SOLE      2429110       328050
Chubb Corp                           COM   171232101  20652     413874   SH         SOLE       363500        50374
The Coca-Cola Co        	     COM   191216100  19043     442650   SH         SOLE       388050        54600
Commonwealth Bankshares Inc          COM   202736104    675      25943   SH         SOLE        25943            0
Corinthian Colleges Inc              COM   218868107  16042    1117099   SH         SOLE       983924       133175
Dell Inc                             COM   24702R101  13893     567975   SH         SOLE       501375        66600
Duckwall-Alco Stores Inc New         COM   264142100   1490      49642   SH         SOLE        49642            0
Federal Home Ln Mtg Corp             COM   313400301  20890     366430   SH         SOLE       322230        44200
Gartner Inc Cl A                     COM   366651107  19215    1353200   SH         SOLE      1178200       175000
General Electric Co                  COM   369604103  17673     536200   SH         SOLE       476675        59525
Greater Bay Bancorp                  COM   391648102   9265     322277   SH         SOLE       278377        43900
Helmerich & Payne Inc                COM   423452101    844      14000   SH         SOLE        14000            0
Home Depot Inc                       COM   437076102   2004      56000   SH         SOLE        56000            0
International Speedway Corp Cl A     COM   460335201   8803     189835   SH         SOLE       168611        21224
Johnson & Johnson                    COM   478160104  17218     287350   SH         SOLE       249600        37750
Marine Prods Corp                    COM   568427108   1265     130000   SH         SOLE       130000            0
Mattel Inc                           COM   577081102  11597     702450   SH         SOLE       618000        84450
Medco Health Solutions Inc           COM   58405U102  21275     371414   SH         SOLE       324514        46900
Mercury General Corp New             COM   589400100  20069     356015   SH         SOLE       313740        42275
Mestek Inc                           COM   590829107   9625     579847   SH         SOLE       511497        68350
Microsoft Corp                       COM   594918104   2167      93000   SH         SOLE        93000            0
NYMagic Inc                          COM   629484106    726      25000   SH         SOLE        25000            0
Neenah Paper Inc                     COM   640079109   1827      60000   SH         SOLE        60000            0
Newfield Expl Co                     COM   651290108   1272      26000   SH         SOLE        26000            0
Omega Flex Inc                       COM   682095104  11086     552905   SH         SOLE       487055        65850
PHH Corp                             COM   693320202   2595      94210   SH         SOLE        84805         9405
Pan Pacific Retail Pptys Inc         COM   69806L104    971      14000   SH         SOLE        14000            0
Pfizer Inc                           COM   717081103  19119     814625   SH         SOLE       705375       109250
Regency Ctrs Corp                    COM   758849103   1119      18000   SH         SOLE        18000            0
Safeco Corp                          COM   786429100   3571      63365   SH         SOLE        53765         9600
Simpson Manufacturing                COM   829073105   2884      80000   SH         SOLE        80000            0
Southwestern Energy Co               COM   845467109  12205     391675   SH         SOLE       357000        34675
Sun Communities Inc                  COM   866674104  14342     440875   SH         SOLE       385475        55400
TJX Cos Inc New                      COM   872540109  26317    1151225   SH         SOLE      1015225       136000
Taubman Ctrs Inc                     COM   876664103   1227      30000   SH         SOLE        30000            0
Trizec Properties Inc                COM   89687P107    899      31400   SH         SOLE        31400            0
Ultra Petroleum Corp                 COM   903914109   1897      32000   SH         SOLE        32000            0
Washington Post Co                   COM   939640108  20638      26458   SH         SOLE        23329         3129
Weight Watchers Intl Inc New         COM   948626106  14503     354675   SH         SOLE       312625        42050
